UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund:     BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

                              and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 08/31/2013

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2013 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$219,182,506
Total Investments (Cost — $199,813,539) — 100.1%	219,182,506
Liabilities in Excess of Other Assets — (0.1)%	(220,510)

Net Assets — 100.0%	$218,961,996

Notes to Schedule of Investments

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of August 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $219,182,506 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of August 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended August 31, 2013.

BLACKROCK SERIES, INC.	AUGUST 31, 2013	1

Schedule of Investments August 31, 2013 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Ducommun, Inc. (a)	25,750	$673,363
HEICO Corp.	1,037	64,813
Orbital Sciences Corp. (a)	65,670	1,140,031
Spirit Aerosystems Holdings, Inc., Class A (a)	125,945	2,843,838
Taser International, Inc. (a)	5,789	67,384

		4,789,429
Airlines — 0.1%
Republic Airways Holdings, Inc. (a)	14,201	158,625
SkyWest, Inc.	5,979	77,069
Spirit Airlines, Inc. (a)	2,001	62,371

		298,065
Auto Components — 1.9%
Gentherm, Inc. (a)	30,561	511,286
Standard Motor Products, Inc.	675	20,695
Stoneridge, Inc. (a)	19,770	245,939
Tenneco, Inc. (a)	5,669	261,511
Tower International, Inc. (a)	47,579	974,418
Visteon Corp. (a)	30,121	2,156,965

		4,170,814
Biotechnology — 6.3%
Achillion Pharmaceuticals, Inc. (a)(b)	100,617	648,980
AMAG Pharmaceuticals, Inc. (a)	2,343	55,435
Arena Pharmaceuticals, Inc. (a)(b)	6,641	42,569
Astex Pharmaceuticals, Inc. (a)	70,739	463,340
AVEO Pharmaceuticals, Inc. (a)	75,376	159,797
Biospecifics Technologies Corp. (a)	59,313	1,084,242
Cepheid, Inc. (a)	3,573	127,842
ChemoCentryx, Inc. (a)	9,791	79,307
China Biologic Products, Inc. (a)	1,342	32,611
Clovis Oncology, Inc. (a)	425	27,413
Emergent Biosolutions, Inc. (a)	3,579	62,919
Enzon Pharmaceuticals, Inc.	120,169	206,691
Epizyme, Inc. (a)	6,988	193,917
Genomic Health, Inc. (a)	2,032	64,049
Gentium SpA — ADR (a)	237,371	4,543,281
Insys Therapeutics, Inc. (a)	4,462	124,981
Isis Pharmaceuticals, Inc. (a)	52,067	1,344,891
KaloBios Pharmaceuticals, Inc. (a)	194	1,081
Ligand Pharmaceuticals, Inc., Class B (a)	1,366	65,691
Myriad Genetics, Inc. (a)(b)	10,488	274,471
Novavax, Inc. (a)	183,256	577,256
OncoGenex Pharmaceutical, Inc. (a)	3,908	34,977
PDL BioPharma, Inc.	177,941	1,412,852
Portola Pharmaceuticals, Inc. (a)	1,242	28,069
Puma Biotechnology, Inc. (a)	222	11,242
Receptos, Inc. (a)	1,139	18,042
Repligen Corp. (a)	77,717	758,518
Stemline Therapeutics, Inc. (a)	559	19,369
Sunesis Pharmaceuticals, Inc. (a)(b)	198,865	956,541

Common Stocks	Shares	Value
Biotechnology (concluded)
TESARO, Inc. (a)	1,514	$52,354
Tetraphase Pharmaceuticals, Inc. (a)	11,519	98,372
Threshold Pharmaceuticals, Inc. (a)	7,036	30,607
Verastem, Inc. (a)	10,120	139,150

		13,740,857
Building Products — 0.8%
American Woodmark Corp. (a)	1,786	62,278
Apogee Enterprises, Inc.	1,788	49,885
Builders FirstSource, Inc. (a)	2,771	15,739
Griffon Corp.	20,765	229,038
Insteel Industries, Inc.	3,695	59,083
PGT, Inc. (a)	53,011	539,652
Ply Gem Holdings, Inc. (a)	29,677	455,245
Trex Co., Inc. (a)(b)	10,150	449,341

		1,860,261
Capital Markets — 0.9%
Artisan Partners Asset Management, Inc.	13,855	664,901
Capital Southwest Corp.	964	31,783
Evercore Partners, Inc., Class A	184	8,205
FBR & Co. (a)	2,699	72,387
Financial Engines, Inc.	2,959	158,159
GAMCO Investors, Inc., Class A	1,233	70,873
Greenhill & Co., Inc.	10,616	503,092
HFF, Inc., Class A	1,203	27,669
MCG Capital Corp.	48,440	236,872
Westwood Holdings Group, Inc.	1,364	64,804
WisdomTree Investments, Inc. (a)	12,177	136,382

		1,975,127
Chemicals — 1.1%
A. Schulman, Inc.	1,866	50,307
American Pacific Corp. (a)	16,325	799,762
American Vanguard Corp.	29,908	750,093
Ferro Corp. (a)	8,484	62,357
FutureFuel Corp.	13,972	225,508
Kraton Performance Polymers, Inc. (a)	3,897	72,289
Landec Corp. (a)	3,231	42,649
OM Group, Inc. (a)	7,345	208,745
PolyOne Corp.	1,379	37,261
Taminco Corp. (a)	3,238	63,951

		2,312,922
Commercial Banks — 0.7%
1st Source Corp.	832	21,432
Access National Corp.	1,546	21,026
Capital Bank Financial Corp., Class A (a)	803	15,859
CommunityOne Bancorp (a)	4,630	39,309
Home BancShares, Inc.	11,468	291,517
Independent Bank Group, Inc.	147	5,036
MetroCorp Bancshares, Inc.	2,880	29,146

Portfolio Abbreviation
ADR American Depositary Receipts

2	BLACKROCK MASTER LLC	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
National Bank Holdings Corp., Class A	11,155	$218,080
Southside Bancshares, Inc.	2,350	58,468
StellarOne Corp.	6,738	137,994
Sterling Financial Corp.	23,957	579,759
West Bancorporation, Inc.	3,791	47,767

		1,465,393
Commercial Services & Supplies — 2.5%
Consolidated Graphics, Inc. (a)(b)	9,071	485,299
Deluxe Corp.	104,269	4,102,985
EnerNOC, Inc. (a)	7,333	106,402
G&K Services, Inc., Class A	9,083	467,230
Kimball International, Inc., Class B	6,722	66,144
Viad Corp.	7,496	169,185
West Corp.	6,278	137,300

		5,534,545
Communications Equipment — 1.9%
Alliance Fiber Optic Products, Inc.	4,874	180,484
Anaren, Inc. (a)	3,533	86,841
ARRIS Group, Inc. (a)	41,687	653,235
Aruba Networks, Inc. (a)	49,681	826,195
Aviat Networks, Inc. (a)	37,854	96,149
Bel Fuse, Inc., Class B	1,539	27,702
Calix, Inc. (a)	29,750	382,287
Ixia (a)(b)	43,425	630,531
Plantronics, Inc.	1,595	68,904
Symmetricom, Inc. (a)	11,329	55,059
Ubiquiti Networks, Inc.	31,995	1,121,745

		4,129,132
Computers & Peripherals — 1.5%
Immersion Corp. (a)	17,681	225,610
Super Micro Computer, Inc. (a)	9,114	117,024
Synaptics, Inc. (a)(b)	76,146	2,943,804

		3,286,438
Construction & Engineering — 0.4%
Comfort Systems USA, Inc.	8,704	131,430
MasTec, Inc. (a)	4,616	146,789
Pike Electric Corp.	50,065	555,721

		833,940
Consumer Finance — 0.0%
Regional Management Corp. (a)	1,622	44,573
Containers & Packaging — 0.3%
Boise, Inc.	82,536	705,683
Distributors — 0.0%
Core-Mark Holding Co., Inc.	783	49,407
Diversified Consumer Services — 1.2%
Apollo Group, Inc., Class A (a)	28,229	524,213
Bright Horizons Family Solutions, Inc. (a)	27,515	1,001,821
Capella Education Co. (a)	2,902	157,724
Career Education Corp. (a)	14,405	37,741
Collectors Universe, Inc.	10,992	171,805
National American University Holdings, Inc.	2,699	9,258
Outerwall, Inc. (a)(b)	5,935	368,979
Stewart Enterprises, Inc., Class A	19,101	249,841

		2,521,382
Diversified Telecommunication Services — 1.7%
Cbeyond, Inc. (a)	348,328	2,285,032
IDT Corp., Class B	2,655	44,126
Inteliquent, Inc.	35,942	287,536
magicJack VocalTec Ltd. (a)(b)	79,053	1,109,904

Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
Premiere Global Services, Inc. (a)	6,052	$58,583

		3,785,181
Electrical Equipment — 1.9%
EnerSys, Inc.	750	38,460
Generac Holdings, Inc.	94,220	3,730,170
Lihua International, Inc. (a)	15,332	74,207
Thermon Group Holdings, Inc. (a)(b)	20,454	423,398

		4,266,235
Electronic Equipment, Instruments & Components — 1.2%
Aeroflex Holding Corp. (a)	7,223	50,705
Audience, Inc. (a)(b)	23,317	243,896
Benchmark Electronics, Inc. (a)	27,398	601,934
Coherent, Inc.	2,303	129,267
FARO Technologies, Inc. (a)	4,968	184,462
RealD, Inc. (a)	123,821	1,014,094
Tech Data Corp. (a)	6,229	306,218

		2,530,576
Energy Equipment & Services — 0.2%
Dawson Geophysical Co. (a)	3,912	140,441
ION Geophysical Corp. (a)	16,517	79,116
RigNet, Inc. (a)	610	22,149
USA Compression Partners LP (a)	6,827	167,261

		408,967
Food & Staples Retailing — 0.7%
Arden Group, Inc., Class A	449	59,582
Harris Teeter Supermarkets, Inc.	1,641	80,655
Ingles Markets, Inc., Class A	1,806	45,132
Natural Grocers by Vitamin Cottage, Inc. (a)	4,186	161,370
The Pantry, Inc. (a)	37,748	430,705
Rite Aid Corp. (a)	100,871	349,014
United Natural Foods, Inc. (a)(b)	8,380	508,079

		1,634,537
Food Products — 1.1%
Calavo Growers, Inc.	797	19,734
Darling International, Inc. (a)	754	15,253
Farmer Bros Co. (a)	3,964	54,386
The Hain Celestial Group, Inc. (a)	213	17,419
Inventure Foods, Inc. (a)	1,100	9,922
John B. Sanfilippo & Son, Inc.	3,906	84,565
Omega Protein Corp. (a)	17,404	155,766
Pilgrim’s Pride Corp. (a)	109,396	1,677,041
Sanderson Farms, Inc.	5,351	350,383
Seaboard Corp.	40	107,200

		2,491,669
Gas Utilities — 0.2%
Southwest Gas Corp.	8,124	380,041
Health Care Equipment & Supplies — 6.3%
Align Technology, Inc. (a)(b)	38,977	1,697,448
Anika Therapeutics, Inc. (a)	14,393	333,054
ArthroCare Corp. (a)	98,874	3,131,340
Cutera, Inc. (a)	11,469	107,235
Cyberonics, Inc. (a)	7,986	406,248
GenMark Diagnostics, Inc. (a)	52,618	605,107
ICU Medical, Inc. (a)	28,779	2,057,123
Masimo Corp.	969	23,973
Medical Action Industries, Inc. (a)	27,651	141,297
Meridian Bioscience, Inc.	13,190	296,643
Natus Medical, Inc. (a)	2,569	33,782
Quidel Corp. (a)	1,375	36,465

BLACKROCK MASTER LLC	AUGUST 31, 2013	3

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Rochester Medical Corp. (a)	1,564	$20,473
RTI Biologics, Inc. (a)	6,677	22,234
Solta Medical, Inc. (a)	42,614	88,637
Spectranetics Corp. (a)	26,235	414,251
Staar Surgical Co. (a)	1,420	18,020
SurModics, Inc. (a)	32,406	641,639
Thoratec Corp. (a)	103,669	3,704,093
Vascular Solutions, Inc. (a)	1,214	19,145

		13,798,207
Health Care Providers & Services — 1.5%
Addus HomeCare Corp. (a)	788	16,690
Alliance HealthCare Services, Inc. (a)	2,521	61,260
AMN Healthcare Services, Inc. (a)	50,515	687,004
Corvel Corp. (a)	15,170	499,700
Cross Country Healthcare, Inc. (a)	9,517	53,771
The Ensign Group, Inc.	1,616	62,458
Five Star Quality Care, Inc. (a)	17,659	91,650
PharMerica Corp. (a)	12,687	156,050
The Providence Service Corp. (a)	6,466	173,547
Team Health Holdings, Inc. (a)	5,547	213,171
Vanguard Health Systems, Inc. (a)	342	7,165
VCA Antech, Inc. (a)	43,773	1,194,565

		3,217,031
Health Care Technology — 1.0%
MedAssets, Inc. (a)	98,202	2,201,689
Omnicell, Inc. (a)	1,760	38,262
Quality Systems, Inc.	1,331	27,538

		2,267,489
Hotels, Restaurants & Leisure — 1.8%
AFC Enterprises, Inc. (a)	21,906	897,051
Bravo Brio Restaurant Group, Inc. (a)	1,598	23,938
CEC Entertainment, Inc.	5,150	208,421
Del Frisco’s Restaurant Group, Inc. (a)	8,458	162,647
Einstein Noah Restaurant Group, Inc.	3,349	53,617
Jack in the Box, Inc. (a)	35,268	1,392,733
Monarch Casino & Resort, Inc. (a)	3,044	57,227
Multimedia Games Holding Co., Inc. (a)	8,283	325,025
Papa John’s International, Inc.	865	58,932
Red Lion Hotels Corp. (a)	7,934	43,716
Ruth’s Hospitality Group, Inc.	21,391	252,842
Sonic Corp. (a)	1,849	29,510
Speedway Motorsports, Inc.	1	18
Vail Resorts, Inc.	7,795	530,060

		4,035,737
Household Durables — 0.9%
The Ryland Group, Inc.	16,241	565,512
Taylor Morrison Home Corp., Class A (a)	9,155	188,685
TRI Pointe Homes, Inc. (a)	40,540	568,776
Zagg, Inc. (a)	126,064	560,985

		1,883,958
Household Products — 0.1%
Central Garden and Pet Co., Class A (a)(b)	33,942	212,477
WD-40 Co.	330	19,199

		231,676
Industrial Conglomerates — 0.0%
Raven Industries, Inc.	659	19,249
Insurance — 0.3%
Crawford & Co., Class B	4,862	36,854
eHealth, Inc. (a)	11,575	320,280
Fortegra Financial Corp. (a)	8,347	63,604
Hallmark Financial Services, Inc. (a)	2,698	22,744

Common Stocks	Shares	Value
Insurance (concluded)
HCI Group, Inc.	2,670	$93,103
Universal Insurance Holdings, Inc.	6,372	47,025

		583,610
Internet & Catalog Retail — 1.7%
1-800-Flowers.com, Inc., Class A (a)	18,661	101,516
Blue Nile, Inc. (a)(b)	31,718	1,147,557
HSN, Inc.	10,629	572,478
Orbitz Worldwide, Inc. (a)	61,704	586,805
Overstock.com, Inc. (a)	26,666	750,115
PetMed Express, Inc.	20,722	316,425
Valuevision Media, Inc., Class A (a)(b)	33,329	162,979

		3,637,875
Internet Software & Services — 3.8%
Bankrate, Inc. (a)	2,472	42,518
Blucora, Inc. (a)	1,962	39,279
ChannelAdvisor Corp. (a)	7,423	227,292
EarthLink, Inc.	8	39
Global Eagle Entertainment, Inc. (a)	10,881	96,079
j2 Global, Inc.	6,177	304,155
Limelight Networks, Inc. (a)	39,360	79,507
Marin Software, Inc. (a)	3,991	52,681
Monster Worldwide, Inc. (a)	15	67
Move, Inc. (a)	27,860	403,970
NIC, Inc.	198,822	4,425,778
OpenTable, Inc. (a)(b)	6,250	465,875
Perficient, Inc. (a)	11,243	181,350
Responsys, Inc. (a)(b)	25,398	364,461
Spark Networks, Inc. (a)	8,055	56,063
Stamps.com, Inc. (a)	4,582	191,894
support.com, Inc. (a)	53,546	275,226
Synacor, Inc. (a)	9,528	24,963
Travelzoo, Inc. (a)	5,442	146,988
United Online, Inc.	14,731	115,638
ValueClick, Inc. (a)	1,596	33,771
Web.com Group, Inc. (a)(b)	30,800	869,176

		8,396,770
IT Services — 2.9%
Cardtronics, Inc. (a)	21,963	761,896
ExlService Holdings, Inc. (a)	69,037	1,871,593
Global Cash Access Holdings, Inc. (a)	117,234	902,702
MAXIMUS, Inc.	3,560	133,536
MoneyGram International, Inc. (a)	1,745	35,354
Syntel, Inc.	26,210	1,883,713
TeleTech Holdings, Inc. (a)	2,841	69,519
WNS Holdings Ltd. — ADR (a)	33,764	683,046

		6,341,359
Life Sciences Tools & Services — 0.7%
Albany Molecular Research, Inc. (a)	9,342	102,855
Harvard Bioscience, Inc. (a)	34,269	169,289
PAREXEL International Corp. (a)	26,228	1,217,766

		1,489,910
Machinery — 3.5%
EnPro Industries, Inc. (a)	570	32,479
ESCO Technologies, Inc.	16,651	510,353
The ExOne Co. (a)(b)	783	53,643
Federal Signal Corp. (a)	5,051	58,945
Global Brass & Copper Holdings, Inc. (a)	6,754	133,391
Hyster-Yale Materials Handling, Inc.	2,688	203,240
John Bean Technologies Corp.	16,588	363,443
L.B. Foster Co., Class A	765	32,451
Lindsay Corp.	25,636	1,948,849
Luxfer Holdings PLC — ADR	138,861	2,353,694

4	BLACKROCK MASTER LLC	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Lydall, Inc. (a)	2,698	$41,900
NN, Inc.	3,565	49,233
Rexnord Corp. (a)	4,007	76,894
Trimas Corp. (a)(b)	48,813	1,715,289
Xerium Technologies, Inc. (a)	2,502	27,022

		7,600,826
Marine — 0.8%
Matson, Inc.	62,625	1,667,704
Media — 2.7%
Arbitron, Inc.	7,815	367,774
Crown Media Holdings, Inc., Class A (a)	39,577	121,501
CTC Media, Inc.	170,530	1,828,082
Entravision Communications Corp., Class A	13,366	69,904
National CineMedia, Inc.	128,353	2,307,787
Salem Communications Corp., Class A	6,278	48,592
Starz, Class A (a)	43,438	1,084,212

		5,827,852
Metals & Mining — 0.5%
Gold Resource Corp.	5,668	47,554
Walter Energy, Inc. (b)	61,298	793,196
Worthington Industries, Inc.	8,974	299,103

		1,139,853
Multi-Utilities — 0.5%
Avista Corp.	41,726	1,096,142
Oil, Gas & Consumable Fuels — 5.0%
Abraxas Petroleum Corp. (a)	10,664	26,873
Alon USA Energy, Inc.	55,685	691,608
Apco Oil and Gas International, Inc. (a)	891	12,928
Berry Petroleum Co., Class A	4,905	201,841
Bonanza Creek Energy, Inc. (a)(b)	76,138	3,022,679
Callon Petroleum Co. (a)	19,369	86,967
Crimson Exploration, Inc. (a)	23,386	68,989
CVR Energy, Inc.	1,932	82,728
Delek US Holdings, Inc.	68,892	1,712,655
Diamondback Energy, Inc. (a)	10,271	413,305
Evolution Petroleum Corp. (a)	5,633	63,371
Hallador Energy Co.	158	1,160
L&L Energy, Inc. (a)	32,854	77,864
Midstates Petroleum Co., Inc. (a)	58,414	264,031
Northern Oil and Gas, Inc. (a)	46,127	594,116
Oasis Petroleum, Inc. (a)	20,358	798,034
Renewable Energy Group, Inc. (a)	2,868	44,311
REX American Resources Corp. (a)	332	9,807
Rosetta Resources, Inc. (a)	5,179	240,979
SandRidge Mississippian Trust II	17,310	231,262
Vaalco Energy, Inc. (a)	37,487	208,428
Warren Resources, Inc. (a)	133,473	381,733
Western Refining, Inc.	60,103	1,762,821

		10,998,490
Paper & Forest Products — 1.8%
Boise Cascade Co. (a)	33,730	779,163
Clearwater Paper Corp. (a)	417	19,874
KapStone Paper and Packaging Corp.	75,353	3,164,826

		3,963,863
Personal Products — 0.4%
Prestige Brands Holdings, Inc. (a)	16,538	536,989
USANA Health Sciences, Inc. (a)	5,124	389,168

		926,157
Pharmaceuticals — 4.4%
Cumberland Pharmaceuticals, Inc. (a)	9,909	43,996

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Lannett Co., Inc. (a)(b)	16,397	$217,424
The Medicines Co. (a)	103,102	3,259,054
Pain Therapeutics, Inc.	18,189	47,837
Questcor Pharmaceuticals, Inc.	8,168	544,642
Sagent Pharmaceuticals, Inc. (a)	14,936	329,488
Santarus, Inc. (a)(b)	206,942	4,660,334
Sciclone Pharmaceuticals, Inc. (a)	86,440	453,810

		9,556,585
Professional Services — 2.5%
The Dolan Co. (a)	8,825	19,856
Huron Consulting Group, Inc. (a)	277	13,185
Kforce, Inc.	47,089	766,138
Resources Connection, Inc.	17,109	209,414
RPX Corp. (a)(b)	107,013	1,679,034
WageWorks, Inc. (a)	69,195	2,888,199

		5,575,826
Real Estate Investment Trusts (REITs) — 1.6%
Aviv REIT, Inc.	15,351	348,775
Cedar Realty Trust, Inc.	92,506	451,429
Highwoods Properties, Inc.	5,176	174,845
One Liberty Properties, Inc.	2,456	52,485
PS Business Parks, Inc. (b)	6,077	441,616
Ryman Hospitality Properties	48,514	1,602,903
Sabra Health Care REIT, Inc.	16,539	365,677

		3,437,730
Real Estate Management & Development — 0.6%
Altisource Residential Corp. (a)	24,126	457,188
Forestar Group, Inc. (a)	32,222	643,151
Tejon Ranch Co. (a)(b)	3,706	110,105

		1,210,444
Road & Rail — 1.4%
Ryder System, Inc.	51,914	2,886,938
Saia, Inc. (a)	965	28,960
Swift Transportation Co. (a)	12,188	218,896

		3,134,794
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Energy Industries, Inc. (a)(b)	86,321	1,573,632
Alpha & Omega Semiconductor Ltd. (a)	11,918	84,379
Ambarella, Inc. (a)	43,279	620,621
Amkor Technology, Inc. (a)	101,716	407,881
Cabot Microelectronics Corp. (a)	890	32,147
Cavium, Inc. (a)(b)	2,295	87,141
Cypress Semiconductor Corp.	49,599	561,461
Entegris, Inc. (a)	102,848	966,771
Inphi Corp. (a)(b)	25,842	328,710
Integrated Silicon Solution, Inc. (a)	7,472	77,784
Intermolecular, Inc. (a)	47,780	286,202
IXYS Corp.	1,015	9,409
M/A-COM Technology Solutions Holdings, Inc. (a)	6,522	106,700
Magnachip Semiconductor Corp. (a)	67,597	1,382,359
Micrel, Inc.	36,550	336,260
Microsemi Corp. (a)(b)	126,753	3,262,622
Pericom Semiconductor Corp. (a)	9,847	69,224
PMC — Sierra, Inc. (a)	15,959	99,425
Semtech Corp. (a)	17,954	533,593
Sigma Designs, Inc. (a)	7,475	35,357
Silicon Image, Inc. (a)	66,487	360,360
STR Holdings, Inc. (a)	2,422	4,020
TriQuint Semiconductor, Inc. (a)	2,589	19,521

BLACKROCK MASTER LLC	AUGUST 31, 2013	5

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Ultra Clean Holdings (a)	3,298	$21,932

		11,267,511
Software — 9.1%
Advent Software, Inc.	27,344	738,015
Aspen Technology, Inc. (a)	157,560	5,267,231
AVG Technologies NV (a)(b)	135,685	2,940,294
Ebix, Inc.	6,650	75,611
FleetMatics Group PLC (a)	16,719	826,755
Manhattan Associates, Inc. (a)(b)	15,246	1,334,025
Monotype Imaging Holdings, Inc.	2,434	62,675
Netscout Systems, Inc. (a)	23,611	586,497
Progress Software Corp. (a)(b)	82,156	2,009,536
PROS Holdings, Inc. (a)	132,367	4,341,638
PTC, Inc. (a)(b)	9,662	251,888
RealPage, Inc. (a)	2,692	55,751
Rosetta Stone, Inc. (a)(b)	35,408	546,699
Sapiens International Corp. NV	26	142
Silver Spring Networks, Inc. (a)	2,617	53,361
Tyler Technologies, Inc. (a)	629	46,477
Ultimate Software Group, Inc. (a)	856	120,020
Verint Systems, Inc. (a)	18,909	626,833
Viggle, Inc. (Acquired 2/11/11, cost $18,142) (a)(c)	302,362	105,827

		19,989,275
Specialty Retail — 3.9%
ANN, Inc. (a)(b)	63,421	2,200,709
Big 5 Sporting Goods Corp.	72,438	1,211,888
Brown Shoe Co., Inc.	753	16,882
The Buckle, Inc.	7,582	392,596
The Children’s Place Retail Stores, Inc. (a)	27,579	1,466,651
Express, Inc. (a)	37,812	793,674
Haverty Furniture Cos, Inc.	14,435	349,471
Kirkland’s, Inc. (a)	9,616	187,608
Lumber Liquidators Holdings, Inc. (a)	8,270	822,203
New York & Co., Inc. (a)	3,730	18,277
Pacific Sunwear of California, Inc. (a)	690	2,249
rue21, inc. (a)(b)	4,267	174,307
Sears Hometown and Outlet Stores, Inc. (a)	18,426	591,106
The Wet Seal, Inc., Class A (a)	79,872	291,533
Winmark Corp.	180	13,041

		8,532,195
Textiles, Apparel & Luxury Goods — 2.0%
Cherokee, Inc.	1,003	11,936
Crocs, Inc. (a)	82,850	1,115,161
Delta Apparel, Inc. (a)	2,774	45,771
G-III Apparel Group Ltd. (a)	22,839	1,046,255
Iconix Brand Group, Inc. (a)	7,546	247,660
Movado Group, Inc.	41,790	1,780,672
Perry Ellis International, Inc.	9,867	180,763

		4,428,218
Thrifts & Mortgage Finance — 1.4%
Banc of California, Inc.	5,734	76,262
EverBank Financial Corp.	127,490	1,792,509
Heritage Financial Group, Inc.	1,543	27,543
HomeStreet, Inc.	16,394	321,814
MGIC Investment Corp. (a)	21,502	155,244
Ocwen Financial Corp. (a)	8,230	415,121
Provident Financial Holdings, Inc.	12,574	223,440

		3,011,933
Trading Companies & Distributors — 0.4%
Aceto Corp.	4,577	67,282
Aircastle Ltd. (b)	27,798	453,107

Common Stocks	Shares	Value
Trading Companies & Distributors (concluded)
Applied Industrial Technologies, Inc.	2,322	$110,574
Edgen Group, Inc. (a)	1,991	14,674
Houston Wire & Cable Co.	7,155	89,581
Kaman Corp.	1,327	46,710
Willis Lease Finance Corp. (a)	3,171	44,521

		826,449
Water Utilities — 0.4%
American States Water Co.	18,245	959,687
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. (a)	3,487	52,933
Total Common Stocks — 97.8%		214,322,512

Warrants (d)
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price $17.70)	222,516	—
Real Estate Management & Development — 0.0%
Tejon Ranch Co. (Issued/Exercisable 8/07/13, 1 Share for 1 Warrant, Expires 8/31/16, Strike Price $40)	547	2,080
Total Warrants — 0.0%		2,080
Total Long-Term Investments (Cost — $194,955,625) — 97.8%		214,324,592

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	4,488,371	4,488,371

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.17% (e)(f)(g)	$32,420	32,419,834
Total Short-Term Securities (Cost — $36,908,205) — 16.8%		36,908,205
Total Investments (Cost — $231,863,830*) — 114.6%		251,232,797
Liabilities in Excess of Other Assets — (14.6)%		(32,050,291)

Net Assets — 100.0%		$219,182,506

6	BLACKROCK MASTER LLC	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Notes to Schedule of Investments

*	As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$233,438,029

Gross unrealized appreciation	$27,413,011
Gross unrealized depreciation	(9,618,243)

Net unrealized appreciation	$17,794,768

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Master Portfolio held less than 0.1% of its net assets, with a current value of $105,827 and an original cost of $18,142, in this security.

(d)	Warrants entitle the Master Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended August 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at May 31, 2013	Net Activity	Shares/Beneficial Interest Held at August 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,189,995	1,298,376	4,488,371	$625
BlackRock Liquidity Series, LLC Money Market Series	$15,812,414	$16,607,420	$32,419,834	$77,619

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of August 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
56	E-Mini Russell 2000® Futures	New York	September 2013	$5,656,560	$(99,805)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

BLACKROCK MASTER LLC	AUGUST 31, 2013	7

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$214,218,765	—	$105,827	$214,324,592
Short-Term Securities	4,488,371	$32,419,834	—	36,908,205
Total	$218,707,136	$32,419,834	$105,827	$251,232,797

[1] See above Schedule of Investments for values in each industry excluding Level 3, Software, within the table.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(99,805)	—	—	$(99,805)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$323,000	—	—	$323,000
Liabilities:
Collateral on securities loaned at value	—	$(32,419,834)	—	(32,419,834)
Total	$323,000	$(32,419,834)	—	$(32,096,834)

There were no transfers between levels during the period ended August 31, 2013.

8	BLACKROCK MASTER LLC	AUGUST 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2013

3